Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
Subsequent Events
44.	Subsequent Events:

a)	On January 19, 2021, the Financial Market Commission stated that by means of a resolution adopted in Ordinary Session No. 218 of January 13, 2021, it resolved to approve Banco de Chile’s request to early dissolve its subsidiary, Banchile Securitizadora S.A. On February 4, 2021, the subsidiary Banchile Securitizadora S.A. in an Extraordinary Shareholders’ meeting agreed on the early dissolution of this subsidiary.

b)	On January 28, 2021, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders Meeting on March 25, 2021 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2020:

i.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2019 and November 2020, amounting to Ch$95,989,016,547 which will be added to retained earnings from previous periods.

ii.	From the resulting balance, distribute in the form of a dividend 60% of the remaining liquid profit, corresponding to a dividend of Ch$2.18053623438 to each of the 101,017,081,114 shares of the Bank, retaining the remaining 40%.

Consequently, the distribution as a dividend that will be proposed will amount to 47.6% of the profits for the year ended December 31, 2020.

c)	On March 25, 2021, at the Bank’s Ordinary Shareholders’ Meeting, our shareholders approved the distribution of dividend No. 209 of $2.18053623438 per share, to be charged to the income obtained during the fiscal year 2020.

Additionally, the shareholders proceeded to make the definitive appointment of Mr. Raúl Anaya Elizalde as Titular Director of Banco de Chile, a position that he will hold until the next renewal of the Board of Directors.

d)	On April 20, 2021, Law No. 21,320 that modifies consumer protection law (Law No. 19,496), prohibiting and limiting certain extrajudicial debt collection actions was enacted. Among other matters, this new law (i) limits the number and type of out-of-court collection measures, (ii) requires keeping detailed records of such actions up to two years after they have been initiated, and (iii) prohibits continuing with out-of-court collection actions once a collection has been initiated in court.

In the Bank's opinion, this legislation could affect its ability to recover non-performing loans from the loan portfolio granted to individuals and SMEs, affect portfolio expenses, as well as increase collection costs.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2020 and the date of issuance of these Consolidated Financial Statements.